Note 2 - Basis of Presentation and Summary of Significant Accounting Policies 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three months ended		Nine months ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018

Display Ads & Offers (point-in-time revenue)	$110,433	$161,770	$408,665	$739,170
Paid Downloadable Games (point-in-time recognition)	177,861	152,200	493,017	661,064
Durable Virtual Goods (over-time recognition):
In-Game Currency and Premium In-Game Content	461,513	192,336	1,819,543	683,517
Rewarded Video Ads	20,207	14,094	126,124	59,010
Arrangements with Multiple Performance Obligations (over-time recognition):
Subscriptions	26,813	-	64,376	-
License Agreement Upfront Payments	21,876	160,937	65,628	160,937
Total Revenue	$818,703	$681,337	$2,977,353	$2,303,698

	Year ended
	December 31, 2018	December 31, 2017

Display Ads & Offers (point-in-time revenue)	$878,590	$1,804,268
Paid Downloadable Games (point-in-time recognition)	806,784	592,222
Durable Virtual Goods (over-time recognition):
In-Game Currency and Premium In-Game Content	910,737	744,870
Rewarded Video Ads	93,352	-
Arrangements with Multiple Performance Obligations (over-time recognition):
License Agreement Minimum Guarantee	182,815	-
Total Revenue	$2,872,278	$3,141,360

Property, Plant and Equipment [Table Text Block]
Estimated Useful Life:	Years

Computer equipment	3
Furniture and Fixtures	5
Leasehold improvements	3

Estimated Useful Life:	Years

Computer equipment (Years)	3
Furniture and Fixtures (Years)	5
Leasehold improvements	3